UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2020

Date of reporting period:  12/31/2020

EXPLANATORY NOTE:

The Registrant is filing this Form N-CSR/A to amend the Form N-CSR for the period ended December 31, 2020, originally filed with the Securities and Exchange Commission on March 8, 2021, to include the Registrant’s notices required by Section 19(a) of the Investment Company Act of 1940 and Rule 19a-1 thereunder (the “Notices”) for distributions made during the year ended December 31,2020 as Exhibits to Form N-CSR as required by the Registrant’s exemptive order issued on March 4, 2019 (File no. 812-14937).

Except for Item 13 which is amended herewith, all Items contained in the Registrant’s Form N-CSR filing on March 8, 2021 (SEC Accession Number 0000898531-21-000140) are incorporated by reference into this amended Form N-CSR.  Other than the Notices, no other information or disclosures contained in the Registrant’s Form N-CSR filed on March 8, 2021 are being amended, updated or changed by this Form N-CSR/A.

Item 13. Exhibits.

(a) (1)Any code of ethics or amendment thereto that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to Exhibit (a)(1) of Item 13(a) of the Registrant’s Form N-CSR filed on March 8, 2021.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Incorporated by reference to Exhibit (a)(2) of Item 13(a) of the Registrant’s Form N-CSR filed on March 8, 2021.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  None.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b) Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.  Incorporated by reference to Exhibit 13(b) of the Registrant’s Form N-CSR filed on March 8, 2021.

(c)
A copy of the Registrant’s notice to shareholders pursuant to Rule 19a-1 under the 1940 Act which accompanied distributions paid during the period ended December 31, 2020 pursuant to the Registrant’s Managed Distribution Plan are filed herewith as required by the terms of the Registrant’s exemptive order issued on March 4, 2019. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Special Opportunities Fund, Inc.

By (Signature and Title)         /s/ Andrew Dakos
Andrew Dakos, President

Date     March 10, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Andrew Dakos
Andrew Dakos, President

Date     March 10, 2021

By (Signature and Title)         /s/ Thomas Antonucci
Thomas Antonucci, Chief Financial Officer

Date     March 10, 2021